Condensed Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 4,922	$ 3,531
Accounts receivable
Related parties	369	288
Unrelated parties	7,289	8,217
Loans and advances to related parties	163	82
Inventories	5,533	5,251
Deferred income tax	436	203
Unrealized gains on derivative instruments	584	595
Advances to suppliers	374	393
Recoverable taxes	1,973	2,230
Others	1,084	946
Total current assets	22,727	21,736
Non-current assets
Property, plant and equipment, net	92,531	88,895
Intangible assets	1,139	1,135
Investments in affiliated companies, joint ventures and others investments	8,767	8,093
Other assets:
Goodwill on acquisition of subsidiaries	3,082	3,026
Loans and advances
Related parties	510	509
Unrelated parties	208	210
Prepaid pension cost	1,834	1,666
Prepaid expenses	342	321
Judicial deposits	1,537	1,464
Recoverable taxes	619	587
Deferred income tax	579	594
Unrealized gains on derivative instruments	29	60
Deposit on incentive / reinvestiment	376	229
Others	152	203
Total other assets	111,705	106,992
Total	134,432	128,728
Current liabilities
Suppliers	4,646	4,814
Payroll and related charges	754	1,307
Minimum annual remuneration attributed to stockholders	1,190	1,181
Current portion of long-term debt	1,850	1,495
Short-term debt	500	22
Loans from related parties	20	24
Provision for income taxes	269	507
Taxes payable and royalties	345	524
Employees postretirement benefits	159	147
Railway sub-concession agreement payable	71	66
Unrealized losses on derivative instruments	28	73
Provisions for asset retirement obligations	69	73
Others	991	810
Total current liabilities	10,892	11,043
Non-current liabilities
Employees postretirement benefits	2,399	2,446
Loans from related parties	80	91
Long-term debt	22,501	21,538
Provisions for contingencies (Note 15 (b))	1,809	1,686
Unrealized losses on derivative instruments	554	663
Deferred income tax	5,741	5,654
Provisions for asset retirement obligations	1,793	1,697
Debentures	1,460	1,336
Others	2,459	2,460
Total non-current liabilities	38,796	37,571
Redeemable noncontrolling interest	454	505
Commitments and contingencies (Note 15)
Stockholders' equity
Preferred class A stock - 7,200,000,000 no-par-value shares authorized and 2,108,579,618 (2011 - 2,108,579,618) issued	16,728	16,728
Common stock - 3,600,000,000 no-par-value shares authorized and 3,256,724,482 (2011 - 3,256,724,482) issued	25,837	25,837
Treasury stock - 181,099,660 (2011 - 181,099,814) preferred and 86,911,074 (2011 - 86,911,207) common shares	(5,662)	(5,662)
Additional paid-in capital	(71)	(61)
Mandatorily convertible notes - common shares	290	290
Mandatorily convertible notes - preferred shares	644	644
Other cumulative comprehensive loss	(4,745)	(5,673)
Undistributed retained earnings	42,007	41,130
Unappropriated retained earnings	7,416	4,482
Total Company stockholders' equity	82,444	77,715
Noncontrolling interests	1,846	1,894
Total stockholders' equity	84,290	79,609
Total	$ 134,432	$ 128,728